Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2022	2021
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	9,360	24,515
Financial assets at variable rates
Cash and cash equivalents	24,348	31,024
Non-interest bearing cash balances
Cash and cash equivalents	8,204	4,725

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2022	2021
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,891	2,063
Current income tax receivable	1	4
Cash and cash equivalents	27,924	41,371

Financial liabilities
Trade payables	727	773
Payroll taxes and social security	—	1
Lease liabilities	132	55
Accrued expenditure	1,694	915